Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ (35,525)	$ (42,431)	$ 0
Redemption period			1 year
Net income attributable to redeemable noncontrolling interest	$ 1,080	$ 1,080	$ 0	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)			59,930
Ownership percentage			78.30%